SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
Expressed in Canadian dollars	Years ended
	December 31,		December 31,
	2021		2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding, beginning of the year	5,978,300	$3.29	6,923,000	$3.74
Granted	818,500	$6.90	2,490,000	$2.22
Exercised	(2,801,600)	$3.76	(2,452,000)	$3.71
Expired and forfeited	(147,000)	$4.29	(982,700)	$2.73
Outstanding, end of the year	3,848,200	$3.68	5,978,300	$3.29

Options exercisable at the end of the year	2,973,100	$3.40	4,174,700	$3.67

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
Expressed in Canadian dollars
	Options Outstanding			Options exercisable

	Number	Weighted Average	Weighted Average	Number Exercisable	Weighted Average
	Outstanding	Remaining
Price	as at	Contractual Life	Exercise	as at	Exercise
Intervals	December 31, 2021	(Number of Years)	Price	December 31, 2021	Price

$2.00 - $2.99	1,556,400	3.2	$2.14	1,150,600	$2.15
$3.00 - $3.99	1,150,300	1.9	$3.44	1,146,300	$3.44
$4.00 - $4.99	361,000	0.3	$4.32	361,000	$4.32
$5.00 - $5.99	60,000	3.7	$5.60	36,000	$5.60
$6.00 - $6.99	720,500	4.2	$6.90	279,200	$6.90
	3,848,200	2.7	$3.68	2,973,100	$3.40

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	Years ended
	December 31,	December 31,
	2021	2020
Weighted-average fair value of options in CAN$	$3.37	$1.02
Risk-free interest rate	0.66%	1.08%
Expected dividend yield	0%	0%
Expected stock price volatility	66%	61%
Expected options life in years	3.85	3.82

Disclosure of performance share units plan [Table Text Block]
	Years ended
	December 31,	December 31,
	2021	2020
	Number of units	Number of units

Outstanding, beginning of year	1,805,000	1,219,000
Granted	322,000	882,000
Cancelled	(100,000)	(296,000)
Settled for shares	(388,000)	-
Outstanding, end of period	1,639,000	1,805,000

Disclosure of deferred share units [Table Text Block]
Expressed in Canadian dollars	Years ended
	December 31,		December 31,
	2021		2020
	Number of units	Weighted Average Grant Price	Number of units	Weighted Average Grant Price

Outstanding, beginning of year	1,266,199	$3.00	889,385	$3.36
Granted	82,566	$6.90	376,814	$2.16
Outstanding, end of period	1,348,765	$3.24	1,266,199	$3.00

Fair value at period end	1,348,765	$5.35	1,266,199	$6.43

Disclosure of share appreciation rights [Table Text Block]
	Years ended
	December 31,		December 31,
	2021		2020
	Number of Units	Weighted Average Grant Price	Number of Units	Weighted Average Grant Price

Outstanding, beginning of year	-	-	312,000	$3.30
Granted	115,930	$5.40	-	-
Exercised	(2,260)	$5.34	-	-
Cancelled	-	-	(312,000)	$3.30
Outstanding, end of period	113,670	$5.40	-	-

Exercisable at the end of the period	40,912	$5.39	-	-

Disclosure of detailed information about diluted earnings per share [Table Text Block]
	Year Ended	Year Ended
	December 31,	December 31,
	2021	2020

Net earnings	$13,955	$1,159
Basic weighted average number of shares outstanding	167,289,732	150,901,598
Effect of dilutive securities:
Stock options	1,735,151	1,333,116
Performance share units	1,639,000	1,805,000
Diluted weighted average number of share outstanding	170,663,883	154,039,714

Diluted earnings per share	$0.08	$0.01